Debt - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 18, 2021	May 09, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022	May 31, 2022
Debt Instrument [Line Items]
Proceeds from convertible debt				$ 3,650	$ 5,000
Interest payable current			$ 77	3
Proceeds from PPP loan				640
Debt issuance costs			518
Debt instrument, extended maturity date	Feb. 01, 2026
Long-term debt			9,505	640		$ 11,657
PPP Loan | Celtic Bank Corporation [Member]
Debt Instrument [Line Items]
Long term debt stated interest rate percentage		1.00%
Gain on loan forgiveness		$ 647
Proceeds from notes payable		$ 640
Long term debt moratorium period		10 months
Long term debt term		2 years
Debt instrument periodic payment principal		$ 36
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate					2.13%
Secured Debt [Member] | Hercules Capital Inc [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	3.25%
Interest payable current			77			143
Debt instrument, frequency of principal and interest payment	monthly
Debt issuance costs	$ 518
Amortization expense			$ 23	$ 0
Debt instrument maturity date	Aug. 01, 2025
Debt instrument, extended maturity date	Feb. 01, 2026
Debt instrument interest only payments maturity date	Mar. 01, 2023
Debt instrument interest only payments extended maturity date	Sep. 01, 2023
Debt instruments interest only payments extended maturity date upon the achievement of certain milestone	Sep. 01, 2024
Debt instrument variable interest rate spread percentage	3.25%
Debt instrument, interest rate terms			The outstanding principal bears interest at the greater of (a) 8.95% or (b) 8.95% plus the prime rate minus 3.25%.
Repayments of debt	$ 893
Percentage of outstanding principal upon repayment of the loan	5.95%
Proceeds from equity financing	$ 40,000
Debt instrument, face amount	$ 50,000						$ 5,000
Long-term debt			$ 9,505			$ 14,800
Long term debt variable interest rate percentage	8.95%		8.95%			11.20%
Long term debt base rate percentage	8.95%
End Of Term Charge Payable	$ 893
End Of Term Charge As A Percentage Of Aggregate Outstanding Principal	5.95%
Secured Debt [Member] | Hercules Capital Inc [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 15,000
Secured Debt [Member] | Hercules Capital Inc [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	10,000
Secured Debt [Member] | Hercules Capital Inc [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	10,000
Secured Debt [Member] | Hercules Capital Inc [Member] | Tranche Four [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	15,000
Secured Debt [Member] | Hercules Capital Inc [Member] | Tranche Five [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 10,000